S000022497 [Member] Investment Objectives and Goals - iShares Emerging Markets Infrastructure ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® EMERGING MARKETS INFRASTRUCTURE ETFTicker: EMIFStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest equities in the emerging markets infrastructure industry.